Segmented Information - Summary of Results by Geographic Location (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance service result
Total insurance service result	$ 3,977	$ 3,160
Net investment income (loss)	18,021	337
Insurance finance income (expense)
Total insurance finance income (expenses)	(13,894)	(6,616)
Reinsurance finance income (expense)
Total insurance finance income (expenses)	(734)	309
Decrease (increase) in investment contract liabilities
Decrease (increase) in investment contract liabilities	(435)	(399)
Net segregated fund investment result	0	0
Total investment result	2,958	(6,369)
Other revenue	6,746	6,186
Life, health and property and casualty insurance [Member]
Insurance service result
Total insurance service result	3,827	2,890
Insurance finance income (expense)
Total insurance finance income (expenses)	(12,350)	(5,051)
Reinsurance finance income (expense)
Total insurance finance income (expenses)	(360)	666
Annuities and pensions [Member]
Insurance service result
Total insurance service result	150	270
Insurance finance income (expense)
Total insurance finance income (expenses)	(1,544)	(1,565)
Reinsurance finance income (expense)
Total insurance finance income (expenses)	(374)	(357)
Asia [Member]
Insurance service result
Total insurance service result	1,959	1,709
Net investment income (loss)	7,259	1,264
Insurance finance income (expense)
Total insurance finance income (expenses)	(6,437)	(1,654)
Reinsurance finance income (expense)
Total insurance finance income (expenses)	(120)	(77)
Decrease (increase) in investment contract liabilities
Decrease (increase) in investment contract liabilities	(220)	(126)
Net segregated fund investment result	0	0
Total investment result	482	(593)
Other revenue	1,332	1,294
Asia [Member] | Life, health and property and casualty insurance [Member]
Insurance service result
Total insurance service result	2,087	1,873
Insurance finance income (expense)
Total insurance finance income (expenses)	(4,971)	607
Reinsurance finance income (expense)
Total insurance finance income (expenses)	(121)	(74)
Asia [Member] | Annuities and pensions [Member]
Insurance service result
Total insurance service result	(128)	(164)
Insurance finance income (expense)
Total insurance finance income (expenses)	(1,466)	(2,261)
Reinsurance finance income (expense)
Total insurance finance income (expenses)	1	(3)
Canada [member]
Insurance service result
Total insurance service result	1,179	1,171
Net investment income (loss)	5,724	(1,061)
Insurance finance income (expense)
Total insurance finance income (expenses)	(2,633)	(74)
Reinsurance finance income (expense)
Total insurance finance income (expenses)	(624)	(256)
Decrease (increase) in investment contract liabilities
Decrease (increase) in investment contract liabilities	(130)	(79)
Net segregated fund investment result	0	0
Total investment result	2,337	(1,470)
Other revenue	2,147	2,044
Canada [member] | Life, health and property and casualty insurance [Member]
Insurance service result
Total insurance service result	981	909
Insurance finance income (expense)
Total insurance finance income (expenses)	(2,606)	(578)
Reinsurance finance income (expense)
Total insurance finance income (expenses)	(623)	(254)
Canada [member] | Annuities and pensions [Member]
Insurance service result
Total insurance service result	198	262
Insurance finance income (expense)
Total insurance finance income (expenses)	(27)	504
Reinsurance finance income (expense)
Total insurance finance income (expenses)	(1)	(2)
U.S. [member]
Insurance service result
Total insurance service result	591	380
Net investment income (loss)	4,975	(189)
Insurance finance income (expense)
Total insurance finance income (expenses)	(4,844)	(4,896)
Reinsurance finance income (expense)
Total insurance finance income (expenses)	10	642
Decrease (increase) in investment contract liabilities
Decrease (increase) in investment contract liabilities	(79)	(194)
Net segregated fund investment result	0	0
Total investment result	62	(4,637)
Other revenue	3,239	2,907
U.S. [member] | Life, health and property and casualty insurance [Member]
Insurance service result
Total insurance service result	511	208
Insurance finance income (expense)
Total insurance finance income (expenses)	(4,793)	(5,088)
Reinsurance finance income (expense)
Total insurance finance income (expenses)	384	994
U.S. [member] | Annuities and pensions [Member]
Insurance service result
Total insurance service result	80	172
Insurance finance income (expense)
Total insurance finance income (expenses)	(51)	192
Reinsurance finance income (expense)
Total insurance finance income (expenses)	(374)	(352)
Other [Member]
Insurance service result
Total insurance service result	248	(100)
Net investment income (loss)	63	323
Insurance finance income (expense)
Total insurance finance income (expenses)	20	8
Reinsurance finance income (expense)
Total insurance finance income (expenses)	0	0
Decrease (increase) in investment contract liabilities
Decrease (increase) in investment contract liabilities	(6)	0
Net segregated fund investment result	0	0
Total investment result	77	331
Other revenue	28	(59)
Other [Member] | Life, health and property and casualty insurance [Member]
Insurance service result
Total insurance service result	248	(100)
Insurance finance income (expense)
Total insurance finance income (expenses)	20	8
Reinsurance finance income (expense)
Total insurance finance income (expenses)	0	0
Other [Member] | Annuities and pensions [Member]
Insurance service result
Total insurance service result	0	0
Insurance finance income (expense)
Total insurance finance income (expenses)	0	0
Reinsurance finance income (expense)
Total insurance finance income (expenses)	$ 0	$ 0